Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Financial Instruments Whose Contract Amounts Represent Credit Risk

	In Thousands
	Contract or Notional Amount
	2017	2016
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$605,114	483,818
Standby letters of credit	69,156	50,660
Total	$674,270	534,478